Shareholder's Equity Shareholder's Equity (Schedule of Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	8,723	9,951
Weighted-average grant-date fair value per share, outstanding	$ 68.89	$ 63.26
Shares, granted	3,328
Weighted-average grant-date fair value per share, granted	$ 75.30
Shares, vested/exercised	(2,799)
Weighted-average grant-date fair value per share, vested/exercised	$ 55.64
Shares, forfeited or expired	(1,757)
Weighted-average grant-date fair value per share, forfeited or expired	$ 62.35
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	17,568	17,785
Weighted-average grant-date fair value per share, outstanding	$ 61.00	$ 55.87
Shares, granted	5,671
Weighted-average grant-date fair value per share, granted	$ 69.39
Shares, vested/exercised	(4,554)
Weighted-average grant-date fair value per share, vested/exercised	$ 47.81
Shares, forfeited or expired	(1,334)
Weighted-average grant-date fair value per share, forfeited or expired	$ 61.63